Description of the Business and Segment Information (Tables)	12 Months Ended
Oct. 03, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Information by Operating Segments
The following tables provide select segment and regional financial information:

	2020	2019	2018
Revenues
Disney Media and Entertainment Distribution	$48,350	$42,821	$34,177
Disney Parks, Experiences and Products	17,038	26,786	25,257
Total consolidated revenues	$65,388	$69,607	$59,434
Segment operating income
Disney Media and Entertainment Distribution	$7,653	$7,528	$9,038
Disney Parks, Experiences and Products	455	7,319	6,651
Total segment operating income(1)	$8,108	$14,847	$15,689
Reconciliation of segment operating income to income (loss) from continuing operations before income taxes
Segment operating income	$8,108	$14,847	$15,689
Corporate and unallocated shared expenses	(817)	(987)	(744)
Restructuring and impairment charges	(5,735)	(1,183)	(33)
Other income, net	1,038	4,357	601
Interest expense, net	(1,491)	(978)	(574)
TFCF and Hulu acquisition amortization(2)	(2,846)	(1,595)	—
Impairment of equity investments(3)	—	(538)	(210)
Income (loss) from continuing operations before income taxes	$(1,743)	$13,923	$14,729
Capital expenditures
Disney Media and Entertainment Distribution	$783	$520	$406
Disney Parks, Experiences and Products
Domestic	2,145	3,294	3,223
International	759	852	677
Corporate	335	210	159
Total capital expenditures	$4,022	$4,876	$4,465
Depreciation expense
Disney Media and Entertainment Distribution	$638	$479	$360
Disney Parks, Experiences and Products
Domestic	1,634	1,474	1,449
International	694	724	768
Depreciation expense included in segment operating income	2,328	2,198	2,217
Corporate	174	167	181
Total depreciation expense	$3,140	$2,844	$2,758
Amortization of intangible assets
Disney Media and Entertainment Distribution	$175	$172	$143
Disney Parks, Experiences and Products	109	108	110
Amortization of intangible assets included in segment operating income	284	280	253
TFCF and Hulu	1,921	1,043	—
Total amortization of intangible assets	$2,205	$1,323	$253

	October 3, 2020	September 28, 2019
Identifiable assets(4)
Disney Media and Entertainment Distribution	$139,538	$145,981
Disney Parks, Experiences and Products	42,320	41,978
Corporate(5)	19,691	6,025
Total consolidated assets	$201,549	193,984

	2020	2019	2018
Revenues
Americas	$51,992	$53,805	$46,877
Europe	7,333	8,006	7,026
Asia Pacific	6,063	7,796	5,531
	$65,388	$69,607	$59,434
Segment operating income
Americas	$5,819	$10,247	$11,898
Europe	1,273	2,433	1,922
Asia Pacific	1,016	2,167	1,869
	$8,108	$14,847	$15,689

	October 3, 2020	September 28, 2019
Long-lived assets(6)
Americas	$141,674	$138,674
Europe	7,672	10,793
Asia Pacific	12,235	12,703
	$161,581	$162,170
(1)Equity in the income (loss) of investees is as follows:

	2020	2019	2018
Disney Media and Entertainment Distribution	$696	$463	$131
Disney Parks, Experiences and Products	(19)	(13)	(23)
Equity in the income of investees included in segment operating income	677	450	108
Impairment of equity investments	—	(538)	(210)
TFCF acquisition amortization related to equity investees	(26)	(15)	—
Equity in the income (loss) of investees	$651	$(103)	$(102)
(2)For fiscal 2020, amortization of intangible assets, fair value step-up on film and television costs and intangibles related to TFCF equity investees were $1,921 million, $899 million and $26 million respectively. For fiscal 2019, amortization of intangible assets, fair value step-up on film and television costs and intangibles related to TFCF equity investees were $1,043 million, $537 million and $15 million, respectively.
(3)Impairment of equity investments for fiscal 2019 primarily reflects the impairments of Vice Group Holding Inc. and of an investment in a cable channel at A+E Television Networks ($353 million and $170 million, respectively). Impairment of equity investments for fiscal 2018 reflects impairments of Vice Group Holding Inc. and Villages Nature ($157 million and $53 million, respectively).
(4)Equity method investments included in identifiable assets by segment are as follows:

	October 3, 2020	September 28, 2019
Disney Media and Entertainment Distribution	$2,574	$2,847
Disney Parks, Experiences and Products	3	3
Corporate	55	72
	$2,632	$2,922
Intangible assets included in identifiable assets by segment are as follows:

	October 3, 2020	September 28, 2019
Disney Media and Entertainment Distribution	$16,087	$19,963
Disney Parks, Experiences and Products	3,066	3,177
Corporate	20	75
	$19,173	$23,215
(5)Primarily fixed assets and cash and cash equivalents.
(6)Long-lived assets are total assets less: current assets, long-term receivables, deferred taxes, financial investments and the fair value of derivative instruments.